Taxation	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxation
23.	TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Hong Kong. It also has intermediate holding companies in BVI. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

Subsidiaries in Hong Kong are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2013, 2014 and 2015. No provision for Hong Kong profits tax has been made in the consolidated financial statements as these entities had no assessable profits in the years ended December 31, 2013, 2014 and 2015, except for DYX which was newly acquired in 2014 and has profits since acquisition.

Taiwan

DYX Taiwan branch is incorporated in Taiwan and is subject to Taiwan profits tax rate of 17% for the year ended December 31, 2014 and 2015.

The PRC

The Company’s PRC subsidiaries are incorporated in the PRC and subject to PRC EIT on the taxable income in accordance with the relevant PRC income tax laws.

Effective January 1, 2008, the statutory corporate income tax rate is 25%, except for certain entities eligible for preferential tax rates.

21Vianet Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, 21Vianet Beijing obtained a new certificate, which will expire in October 2017. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2013, 2014 and 2015, 21Vianet Beijing enjoyed a preferential tax rate of 15%.

In April 2011, 21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd (“Xi’an Sub”), a subsidiary located in Shaanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis. For the years ended December 31, 2013, 2014 and 2015, Xi’an Sub enjoyed a preferential tax rate of 15%.

In July 2012, Gehua, a subsidiary located in Guangdong Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. Gehua has successfully renewed the HNTE certificate in 2015. For the years ended December 31, 2013, 2014 and 2015, Gehua enjoyed a preferential tax rate of 15%.

In June 2009, BJ Fastweb, a subsidiary located in Beijing, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those 3 years. BJ Fastweb has successfully renewed the HNTE certificate in 2015. For the years ended December 31, 2013, 2014 and 2015, BJ Fastweb enjoyed a preferential tax rate of 15%.

In December 2013, WiFire BJ, a subsidiary located in Beijing, qualified as an HNTE and became eligible for a 15% preferential tax rate effective from 2013 to 2015, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those three years. For the years ended December 31, 2013, 2014 and 2015, WiFire BJ enjoyed a preferential tax rate of 15%.

In 2013, BJ iJoy qualified as a software enterprise which allows the Company to utilize a two-year 100% exemption for 2013 and 2014 followed by a three-year half-reduced EIT rate effective for the years from 2015 to 2017. For the years ended December 31, 2013 and 2014, BJ iJoy enjoyed the 100% tax exemption for its taxable income. For the year ended December 31, 2015, BJ iJoy enjoyed the half-reduced EIT rate for its taxable income.

In 2010, GD Tianying, a subsidiary located in Guangdong Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2010 to 2012, and thereafter for an additional three years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The company’s HNTE certificate expired as of December 31, 2012 and the Company obtained a renewed certificate in October 2013, which will expire on October 12, 2016. For the years ended December 31, 2014 and 2015, GD Tianying enjoyed a preferential tax rate of 15%.

In 2000 and 2012, SC Aipu and Yunnan Aipu Network Technology Co., Ltd. (“YN Aipu”), respectively, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The qualification will need to be reviewed on an annual basis. For the years ended December 31, 2014 and 2015, SC Aipu and YN Aipu enjoyed a preferential tax rate of 15%.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2013, 2014 and 2015.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2015, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2015, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

Loss before income taxes consists of:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	(165,039)	(485,539)	(256,279)	(39,562)
PRC	128,360	173,735	(97,166)	(15,000)

	(36,679)	(311,804)	(353,445)	(54,562)

Income tax expense comprises of:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current	(29,905)	(45,401)	(68,092)	(10,512)
Deferred	19,581	28,728	20,262	3,128

	(10,324)	(16,673)	(47,830)	(7,384)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2013, 2014 and 2015 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Loss before income taxes	(36,679)	(311,804)	(353,445)	(54,562)

Income tax benefit computed at applicable tax rates (25%)	9,170	77,951	88,361	13,641
Non-deductible expenses	(3,385)	(6,095)	(19,216)	(2,966)
Research and development expenses	6,850	6,879	6,871	1,061
Effect of tax holidays	10,487	6,305	2,743	423
Preferential rate	2,655	20,049	6,183	954
Current and deferred tax rate differences	11,938	(8,553)	(2,876)	(444)
International rate differences	(36,080)	(108,066)	(90,773)	(14,013)
Tax exempted income	(905)	2,118	—	—
Unrecognized tax benefits	(6,719)	3,872	(529)	(82)
Deferred tax expense	(7,882)	(3,109)	(387)	(60)
Change in valuation allowance	1,172	(7,704)	(36,529)	(5,639)
Prior year provision to return true up	2,375	(320)	(1,678)	(259)

Income tax expense	(10,324)	(16,673)	(47,830)	(7,384)

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Basic	0.029	0.016	0.006	0.001

Diluted	0.029	0.016	0.006	0.001

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	1,523	7,533	1,163
Accrued salary and welfare	30,226	22,843	3,526
Accrued expenses	2,302	4,474	691

Property and equipment	1,424	1,487	229
Deferred government grant-current	74	321	50
Valuation allowance	(547)	(5,545)	(856)

Net current deferred tax assets	35,002	31,113	4,803

Non-current
Tax losses	18,787	46,283	7,144
Property and equipment	15,428	18,783	2,899
Intangible assets	936	1,772	274
Capital lease	8,717	15,061	2,325
Deferred government grant-non-current	6,234	5,259	812
Depreciation and amortization generated from acquisitions	8,361	7,163	1,106
Valuation allowance	(15,890)	(47,421)	(7,320)

Net non-current deferred tax assets	42,573	46,900	7,240

Total deferred tax assets	77,575	78,013	12,043

Deferred tax liabilities
Current
Accrued interest income	2,696	—	—

Non-current
Intangible assets	235,346	204,236	31,529
Property and equipment	69,896	69,038	10,658
Capitalized interest expense	5,098	6,700	1,034
Gain generated from equity method investment	—	13,238	2,043

Net non-current deferred tax liabilities	310,340	293,212	45,264

Total deferred tax liabilities	313,036	293,212	45,264

As of December 31, 2015, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIEs, as per filed tax returns, of RMB251,985 (US$38,900), which will expire between 2016 to 2020.

As of December 31, 2015, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. As of December 31, 2015, the total amount of undistributed earnings from its PRC subsidiaries as well as VIEs was RMB1,117,701 (US$172,543). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2014 and 2015, the Company recorded unrecognized tax benefits of RMB20,453 and RMB14,492 (US$2,237), respectively.

The unrecognized tax benefits and its related interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. RMB9,338 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of year	14,232	16,682	2,575
Reversal based on tax positions related to prior years	(5,948)	(11,144)	(1,720)
Additions based on tax positions related to the current year	8,398	6,602	1,019

Balance at end of year	16,682	12,140	1,874

In the years ended December 31, 2013, 2014 and 2015, the Company recorded (reversed) interest expense of RMB2,289, RMB(556) and RMB(1,419) (US$(219)), respectively. Accumulated interest expense recorded by the Company was RMB3,771 and RMB2,352 (US$363) as of December 31, 2014 and 2015, respectively. As of December 31, 2015, the tax years ended December 31, 2011 through 2015 for the PRC subsidiaries remain open for statutory examination by the PRC tax authorities.